SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2025
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The changes in the common shares issued and outstanding during the period presented were as follows:

	Note	Number of common shares	Share capital
Balance, at March 31, 2023		91,602,192	$520,633
Exercise of stock options		105,398	2,754
Common shares purchased and held in trust		(387,794)	(23,820)
Initial public offering, net of offering costs and deferred tax		6,900,000	366,332
Repurchase of common shares		(300)	(2)
Balance, at March 31, 2024		98,219,496	$865,897
Exercise of stock options		19,261	639
Common shares purchased and held in trust	19	(332,165)	(14,690)
Repurchase of common shares		(1,020,887)	(9,831)
Balance, at March 31, 2025		96,885,705	$842,015